Investment Objectives and Goals	Sep. 09, 2024
Tuttle Capital Inverse ESG ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Inverse ESG ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital Inverse ESG ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital Self Defense Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Self Defense Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Tuttle Capital Self Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the AJN Self Defense U.S. Equity Index (the “Index”).